Shareholder Fees {- Fidelity® Value Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity Value Fund Retail PRO-10 | Fidelity® Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none